ACQUISITION OF REVERA INC. (Valuation of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Net book value	$ 12,800	$ 15,361
Revera Inc [Member]
Business Acquisition [Line Items]
Original amount:	22,929	22,929
Accumulated amortization:	10,129	7,568
Net book value	12,800	15,361
Revera Inc [Member] | Technology [Member]
Business Acquisition [Line Items]
Original amount:	12,305	12,305
Accumulated amortization:	4,834	3,076
Revera Inc [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Original amount:	5,191	5,191
Accumulated amortization:	1,789	986
Revera Inc [Member] | Backlog [Member]
Business Acquisition [Line Items]
Original amount:	3,506	3,506
Accumulated amortization:	3,506	3,506
Revera Inc [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Original amount:	1,927	1,927
Accumulated amortization: